Note 23 - Interest-Bearing Loans and Borrowing - Debt Interest Rates (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	R$ 847.1	R$ 2,738.8
Interest-bearing loans and borrowings, noncurrent	2,253.5	2,053.5
Debt denominated in US Dollars [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	17.5	4.9
Interest-bearing loans and borrowings, noncurrent	0.0	0.0
Reais debentures related to CDI [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	83.0	851.3
Interest-bearing loans and borrowings, noncurrent	0.0	1.1
Debt denominated in other Latin American currencies [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	48.7	436.3
Interest-bearing loans and borrowings, noncurrent	177.3	153.7
Debt denominated in CAD Dollars [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	91.6	64.9
Interest-bearing loans and borrowings, noncurrent	339.2	277.7
Reais debt [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	569.0	1,333.1
Interest-bearing loans and borrowings, noncurrent	1,644.1	1,372.4
Reais debt [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	0.0	11.6
Interest-bearing loans and borrowings, noncurrent	0.0	149.6
Reais debt related to ICMS [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, current	37.3	36.7
Interest-bearing loans and borrowings, noncurrent	R$ 92.9	R$ 99.0
Weighted average [member] | Debt denominated in US Dollars [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate	13.12%	14.00%
Weighted average [member] | Reais debentures related to CDI [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate	11.56%	3.90%
Weighted average [member] | Debt denominated in other Latin American currencies [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate	11.34%	8.11%
Weighted average [member] | Debt denominated in CAD Dollars [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate	2.49%	3.50%
Weighted average [member] | Reais debt [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate	7.33%	5.42%
Weighted average [member] | Reais debt [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate	0.00%	9.33%
Weighted average [member] | Reais debt related to ICMS [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate	5.06%	4.54%